Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of material related party transactions
For the years ended December 31, 2021, 2022 and 2023, the Group entered into the following material related party transactions:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchase of goods	1,935,511	414,809	373,864
Purchase of services	1,124,708	696,987	838,609
Provision of services	31,345	21,416	17,689
Sales of product	85,718	90,405	73,608
Interest income	6,490	31,753	24,011